Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lease
Right-of-use assets	¥ 40,200	$ 5,664	¥ 100,119
Total lease liabilities	¥ 45,731		¥ 96,600